6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2023	Additions for the year	Disposals for the year	Balance January 31, 2024

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(44,373)	(5,478)	-	(49,851)
Net book value	18,260	(5,478)	-	12,782

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,178)	(43)	-	(15,221)
Net book value	216	(43)	-	173

Computer equipment
Value at Cost	33,384	-	-	33,384
Accumulated Depreciation	(33,188)	(88)	-	(33,276)
Net book value	196	(88)	-	108

Totals	$18,672	$(5,609)	$-	$13,063

	Balance February 1, 2022	Additions for the year	Disposals for the year	Balance January 31, 2023

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(36,547)	(7,826)	-	(44,373)
Net book value	26,086	(7,826)	-	18,260

Office furniture and equipment
Value at Cost	23,397	-	(8,003)	15,394
Accumulated Depreciation	(22,931)	(54)	7,807	(15,178)
Net book value	466	(54)	(196)	216

Computer equipment
Value at Cost	97,620	-	(64,236)	33,384
Accumulated Depreciation	(97,238)	(160)	64,210	(33,188)
Net book value	382	(160)	(26)	196

Totals	$26,934	$(8,040)	$(222)	$18,672